Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales	$ 2,586	$ 1,724	$ 1,625
Cost of sales	2,246	1,529	1,468
Gross margin	340	195	157
Selling, general and administrative expenses	228	175	177
Restructuring expense	54	21	42
Interest expense	25	36	44
Interest income	4	1	4
Loss on debt extinguishment	23	2	6
Equity in net income of non-consolidated affiliates	2	202	221
Gain on Yanfeng transactions	0	465	0
Other expense, net	59	18	18
(Loss) income before income taxes	(43)	611	95
Provision for income taxes	32	56	39
Net (loss) income from continuing operations	(75)	555	56
Net (loss) income from discontinued operations, net of tax	(131)	220	111
Net (loss) income	(206)	775	167
Net income attributable to non-controlling interests	89	85	67
Net (loss) income attributable to Visteon Corporation	$ (295)	$ 690	$ 100
Basic earnings (loss) per share:
Continuing operations	$ (2.14)	$ 11.10	$ 1.06
Discontinued operations	(4.30)	2.70	0.83
Basic (loss) earnings attributable to Visteon Corporation	(6.44)	13.80	1.89
Diluted earnings (loss) per share
Continuing operations	(2.14)	10.86	1.05
Discontinued operations	(4.30)	2.64	0.83
Diluted (loss) earnings attributable to Visteon Corporation	$ (6.44)	$ 13.50	$ 1.88